Note 13 - Property, Plant and Equipment - Reconciliation of Changes in Property, Plant and Equipment (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019
Statement Line Items [Line Items]
Property, plant and equipment	R$ 22,576.3
Property, plant and equipment	24,768.4		R$ 22,576.3
Property, plant and equipment	22,576.3		22,576.3
Property, plant and equipment not subject to operating leases [member]
Statement Line Items [Line Items]
Property, plant and equipment	20,547.7
Disposals and write-off	1,662.7		(784.2)
Transfers to other asset categories	48.2
Property, plant and equipment	22,852.9		20,547.7
Disposals and write-offs	(1,662.7)		784.2
Property, plant and equipment	20,547.7		20,547.7
Property, plant and equipment not subject to operating leases [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	49,115.0		45,564.1
Effect of movements in foreign exchange in the balance sheet	3,102.0		(1,540.7)
Effect of the application of IAS 29 (hyperinflation)	1,893.0		1,871.9
Acquisition through business combinations	15.5		8.0
Acquisitions	4,421.9		4,475.9
Disposals and write-off	(1,692.7)		(906.0)
Transfers to other asset categories	(382.1)		(358.2)
Property, plant and equipment	56,472.6		49,115.0
Disposals and write-offs	1,692.7		906.0
Property, plant and equipment	56,472.6		49,115.0
Property, plant and equipment not subject to operating leases [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Property, plant and equipment	(28,567.3)		(25,463.7)
Effect of movements in foreign exchange in the balance sheet	(1,658.5)		810.9
Effect of the application of IAS 29 (hyperinflation)	(1,021.8)		(1,025.2)
Property, plant and equipment	(33,619.7)		(28,567.3)
Depreciation	(3,896.4)		(3,530.1)
Others	(186.6)		(143.4)
Property, plant and equipment	(33,619.7)		(28,567.3)
Property, plant and equipment subject to operating leases [member]
Statement Line Items [Line Items]
Property, plant and equipment	2,028.6
Transfers to other asset categories	4.9
Property, plant and equipment	1,915.5		2,028.6
Property, plant and equipment	2,028.6		2,028.6
Property, plant and equipment subject to operating leases [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	3,361.1	[1]	2,394.1
Effect of movements in foreign exchange in the balance sheet	149.3		19.5
Transfers to other asset categories	(4.0)		48.7
Property, plant and equipment	3,873.0		3,361.1	[1]
Property, plant and equipment	3,873.0		3,361.1	[1]
Additions	366.6		898.8	[1]
Property, plant and equipment subject to operating leases [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Property, plant and equipment	(1,332.5)		(856.5)
Effect of movements in foreign exchange in the balance sheet	(49.3)		(5.7)
Transfers to other asset categories			(3.1)
Property, plant and equipment	(1,957.5)		(1,332.5)
Depreciation	(580.6)		(467.2)
Property, plant and equipment	(1,957.5)		(1,332.5)
Land and buildings [member] | Property, plant and equipment not subject to operating leases [member]
Statement Line Items [Line Items]
Property, plant and equipment	7,486.3
Disposals and write-off	7.8		(9.2)
Transfers to other asset categories	29.8
Property, plant and equipment	8,391.5		7,486.3
Disposals and write-offs	(7.8)		9.2
Property, plant and equipment	8,391.5		7,486.3
Land and buildings [member] | Property, plant and equipment not subject to operating leases [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	10,886.9		10,375.6
Effect of movements in foreign exchange in the balance sheet	724.8		(240.9)
Effect of the application of IAS 29 (hyperinflation)	310.5		291.3
Acquisition through business combinations	4.0		0.2
Acquisitions	17.2		14.8
Disposals and write-off	(23.7)		(33.4)
Transfers to other asset categories	465.4		479.3
Property, plant and equipment	12,385.1		10,886.9
Disposals and write-offs	23.7		33.4
Property, plant and equipment	12,385.1		10,886.9
Land and buildings [member] | Property, plant and equipment not subject to operating leases [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Property, plant and equipment	(3,400.6)		(3,031.5)
Effect of movements in foreign exchange in the balance sheet	(174.3)		23.9
Effect of the application of IAS 29 (hyperinflation)	(51.4)		(51.1)
Property, plant and equipment	(3,993.6)		(3,400.6)
Depreciation	(401.8)		(350.3)
Others	(3.1)		(0.8)
Property, plant and equipment	(3,993.6)		(3,400.6)
Plant and equipment [member] | Property, plant and equipment not subject to operating leases [member]
Statement Line Items [Line Items]
Property, plant and equipment	9,294.4
Disposals and write-off	1,409.0		(649.8)
Transfers to other asset categories	(3.6)
Property, plant and equipment	10,206.4		9,294.4
Disposals and write-offs	(1,409.0)		649.8
Property, plant and equipment	10,206.4		9,294.4
Plant and equipment [member] | Property, plant and equipment not subject to operating leases [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	29,676.1		28,075.8
Effect of movements in foreign exchange in the balance sheet	1,811.9		(979.5)
Effect of the application of IAS 29 (hyperinflation)	1,160.4		1,169.9
Acquisition through business combinations	9.8
Acquisitions	514.8		606.1
Disposals and write-off	(1,422.2)		(739.3)
Transfers to other asset categories	2,286.6		1,543.1
Property, plant and equipment	34,037.4		29,676.1
Disposals and write-offs	1,422.2		739.3
Property, plant and equipment	34,037.4		29,676.1
Plant and equipment [member] | Property, plant and equipment not subject to operating leases [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Property, plant and equipment	(20,381.7)		(18,247.1)
Effect of movements in foreign exchange in the balance sheet	(1,205.7)		549.1
Effect of the application of IAS 29 (hyperinflation)	(670.4)		(686.0)
Property, plant and equipment	(23,831.0)		(20,381.7)
Depreciation	(2,795.4)		(2,516.6)
Others	(183.2)		(130.9)
Property, plant and equipment	(23,831.0)		(20,381.7)
Fixtures and fittings [member] | Property, plant and equipment not subject to operating leases [member]
Statement Line Items [Line Items]
Property, plant and equipment	1,582.7
Disposals and write-off	245.9		(125.2)
Transfers to other asset categories	22.0
Property, plant and equipment	1,424.3		1,582.7
Disposals and write-offs	(245.9)		125.2
Property, plant and equipment	1,424.3		1,582.7
Fixtures and fittings [member] | Property, plant and equipment not subject to operating leases [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	6,367.7		5,690.6
Effect of movements in foreign exchange in the balance sheet	392.1		(300.8)
Effect of the application of IAS 29 (hyperinflation)	291.8		399.6
Acquisition through business combinations	1.7		2.1
Acquisitions	74.3		147.9
Disposals and write-off	(247.0)		(133.3)
Transfers to other asset categories	338.8		561.6
Property, plant and equipment	7,219.4		6,367.7
Disposals and write-offs	247.0		133.3
Property, plant and equipment	7,219.4		6,367.7
Fixtures and fittings [member] | Property, plant and equipment not subject to operating leases [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Property, plant and equipment	(4,785.0)		(4,185.1)
Effect of movements in foreign exchange in the balance sheet	(278.5)		237.9
Effect of the application of IAS 29 (hyperinflation)	(300.0)		(288.1)
Property, plant and equipment	(5,795.1)		(4,785.0)
Depreciation	(699.2)		(663.2)
Others	(0.3)		(11.7)
Property, plant and equipment	(5,795.1)		(4,785.0)
Construction in progress [member] | Property, plant and equipment not subject to operating leases [member]
Statement Line Items [Line Items]
Property, plant and equipment	2,184.3
Disposals and write-off
Transfers to other asset categories
Property, plant and equipment	2,830.7		2,184.3
Disposals and write-offs
Property, plant and equipment	2,830.7		2,184.3
Construction in progress [member] | Property, plant and equipment not subject to operating leases [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	2,184.3		1,422.1
Effect of movements in foreign exchange in the balance sheet	173.2		(19.5)
Effect of the application of IAS 29 (hyperinflation)	130.3		11.1
Acquisition through business combinations			5.7
Acquisitions	3,815.6		3,707.1
Disposals and write-off	0.2
Transfers to other asset categories	(3,472.9)		(2,942.2)
Property, plant and equipment	2,830.7		2,184.3
Disposals and write-offs	(0.2)
Property, plant and equipment	2,830.7		2,184.3
Construction in progress [member] | Property, plant and equipment not subject to operating leases [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Property, plant and equipment
Effect of movements in foreign exchange in the balance sheet
Effect of the application of IAS 29 (hyperinflation)
Property, plant and equipment
Depreciation
Others
Property, plant and equipment
Buildings [member] | Property, plant and equipment subject to operating leases [member]
Statement Line Items [Line Items]
Property, plant and equipment	845.3
Transfers to other asset categories	3.2
Property, plant and equipment	978.7		845.3
Property, plant and equipment	978.7		845.3
Buildings [member] | Property, plant and equipment subject to operating leases [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	1,339.8	[1]	972.5
Effect of movements in foreign exchange in the balance sheet	131.8		17.7
Transfers to other asset categories	(1.8)		31.8
Property, plant and equipment	1,791.6		1,339.8	[1]
Property, plant and equipment	1,791.6		1,339.8	[1]
Additions	321.8		317.8	[1]
Buildings [member] | Property, plant and equipment subject to operating leases [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Property, plant and equipment	(494.5)		(308.4)
Effect of movements in foreign exchange in the balance sheet	(40.9)		(4.6)
Transfers to other asset categories			(8.2)
Property, plant and equipment	(812.9)		(494.5)
Depreciation	(280.7)		(173.3)
Property, plant and equipment	(812.9)		(494.5)
Machinery and equipment [member] | Property, plant and equipment subject to operating leases [member]
Statement Line Items [Line Items]
Property, plant and equipment	1,108.2
Transfers to other asset categories
Property, plant and equipment	888.0		1,108.2
Property, plant and equipment	888.0		1,108.2
Machinery and equipment [member] | Property, plant and equipment subject to operating leases [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	1,865.1	[1]	1,343.3
Effect of movements in foreign exchange in the balance sheet	8.2		0.6
Transfers to other asset categories
Property, plant and equipment	1,905.9		1,865.1	[1]
Property, plant and equipment	1,905.9		1,865.1	[1]
Additions	32.6		521.2	[1]
Machinery and equipment [member] | Property, plant and equipment subject to operating leases [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Property, plant and equipment	(756.9)		(490.7)
Effect of movements in foreign exchange in the balance sheet	(4.5)		(0.5)
Transfers to other asset categories			(2.4)
Property, plant and equipment	(1,017.9)		(756.9)
Depreciation	(256.5)		(263.3)
Property, plant and equipment	(1,017.9)		(756.9)
Other property, plant and equipment [member] | Property, plant and equipment subject to operating leases [member]
Statement Line Items [Line Items]
Property, plant and equipment	75.1
Transfers to other asset categories	1.7
Property, plant and equipment	48.8		75.1
Property, plant and equipment	48.8		75.1
Other property, plant and equipment [member] | Property, plant and equipment subject to operating leases [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	156.2	[1]	78.3
Effect of movements in foreign exchange in the balance sheet	9.3		1.2
Transfers to other asset categories	(2.2)		16.9
Property, plant and equipment	175.5		156.2	[1]
Property, plant and equipment	175.5		156.2	[1]
Additions	12.2		59.8	[1]
Other property, plant and equipment [member] | Property, plant and equipment subject to operating leases [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Property, plant and equipment	(81.1)		(57.4)
Effect of movements in foreign exchange in the balance sheet	(3.9)		(0.6)
Transfers to other asset categories			7.5
Property, plant and equipment	(126.7)		(81.1)
Depreciation	(43.4)		(30.6)
Property, plant and equipment	R$ (126.7)		R$ (81.1)

[1]	Adjusted balances for comparative purposes.